TYPE:	13F-HR
PERIOD	12/31/2004
FILER
   CIK	0001164061
   CCC	5vyj*xbs
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-514-9390

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 	731 Alexander Road, Suite 301
	 	Princeton, New Jersey 08540

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-514-9391


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc               COM              02209S103      599 9800.0000SH       SOLE                9800.0000
Amazon.Com Inc                 COM              023135106      878 19825.0000SH      SOLE               19825.0000
American Intl Group Com        COM              026874107      520 7912.0000SH       SOLE                7912.0000
Anheuser-Busch Cos Inc         COM              035229103     1259 24825.0000SH      SOLE               24825.0000
Automatic Data Processing      COM              053015103     1671 37681.0000SH      SOLE               37681.0000
Avery Dennison Corp            COM              053611109      339 5657.0000SH       SOLE                5657.0000
Beckman Coulter Inc            COM              075811109      308 4600.0000SH       SOLE                4600.0000
Bed Bath & Beyond Inc          COM              075896100      414 10400.0000SH      SOLE               10400.0000
Bemis Company                  COM              081437105      275 9454.0000SH       SOLE                9454.0000
Berkshire Hthwy Cl A           COM              084670108     7559  86.0000 SH       SOLE                  83.0000            3.0000
Berkshire Hthwy Cl B           COM              084670207    21029 7162.5000SH       SOLE                7010.5000          152.0000
Boeing Co Com                  COM              097023105      507 9800.0000SH       SOLE                9800.0000
Boulder Total Return Fund      COM              101541100    21734 1159159.0000SH    SOLE             1150525.0000         8634.0000
Bristol-Myers Squibb Co        COM              110122108      832 32484.0000SH      SOLE               32284.0000          200.0000
Cephalon Inc                   COM              156708109      237 4650.0000SH       SOLE                4650.0000
Chicago Mercantile Exchange    COM              167760107      480 2098.0000SH       SOLE                2098.0000
Chico's FAS Inc                COM              168615102      443 9725.0000SH       SOLE                9725.0000
China Yuchai Intl Ltd          COM              G21082105      145 10900.0000SH      SOLE               10900.0000
Citigroup Inc Com              COM              172967101     1222 25356.6147SH      SOLE               24464.6147          892.0000
Comcast Corp-Special Cl A      COM              20030N200     1051 32000.0000SH      SOLE               32000.0000
Costco Wholesale Corp          COM              22160K105     1923 39725.0000SH      SOLE               39725.0000
Danaher Corp                   COM              235851102      675 11750.0000SH      SOLE               11750.0000
Dell Inc                       COM              24702R101      329 7815.0000SH       SOLE                7815.0000
Disney Walt Co Com             COM              254687106     1057 38021.0000SH      SOLE               38021.0000
E*Trade Group Inc              COM              269246104      842 56345.0000SH      SOLE               56345.0000
Edwards Lifesciences Corp      COM              28176E108      582 14100.0000SH      SOLE               14100.0000
Exxon Mobil Corproration       COM              30231G102      228 4449.0000SH       SOLE                4449.0000
First Data Corp                COM              319963104      670 15745.0000SH      SOLE               15745.0000
Fiserv Inc                     COM              337738108      774 19250.0000SH      SOLE               19250.0000
Gap Inc                        COM              364760108      667 31600.0000SH      SOLE               31600.0000
General Elec Co Com            COM              369604103      822 22530.3344SH      SOLE               22328.3344          202.0000
H&R Block Inc                  COM              093671105      577 11775.0000SH      SOLE               11775.0000
Home Depot Inc Com             COM              437076102     2300 53816.0000SH      SOLE               53816.0000
Honeywell Int'l Inc            COM              438516106      812 22941.0000SH      SOLE               22941.0000
IAC/InterActiveCorp            COM              44919P102      779 28200.0000SH      SOLE               28200.0000
IShares DJ Select Dividend     COM              464287168      281 4575.0000SH       SOLE                4575.0000
IShares MSCI Japan Index Fd    COM              464286848      610 55875.0000SH      SOLE               55875.0000
IShares NASDAQ Biotech Index   COM              464287556      269 3570.0000SH       SOLE                3570.0000
IShares S&P SmallCap 600       COM              464287804      228 1400.0000SH       SOLE                1400.0000
Intel Corp Com                 COM              458140100      626 26778.0523SH      SOLE               26578.0523          200.0000
Ivax Corp                      COM              465823102      191 12075.0000SH      SOLE               12075.0000
JP Morgan Chase & Co.          COM              46625H100     2108 54029.0000SH      SOLE               54029.0000
JetBlue Airways Corp           COM              477143101      241 10400.0000SH      SOLE               10400.0000
Johnson & Johnson Com          COM              478160104      433 6832.0000SH       SOLE                6832.0000
Laboratory Corp of Amer Hldgs  COM              50540R409      583 11700.0000SH      SOLE               11700.0000
Landauer Inc                   COM              51476K103      537 11750.0000SH      SOLE               11750.0000
Leucadia Natl Corp Com         COM              527288104     1390 20000.0000SH      SOLE               20000.0000
Level 3 Communications Inc     COM              52729N100       51 15000.0000SH      SOLE                1000.0000        14000.0000
Liz Claiborne Inc              COM              539320101      431 10204.0000SH      SOLE               10204.0000
Marsh & McLennan Cos           COM              571748102      513 15591.0000SH      SOLE               15591.0000
McCormick & Co-Non Vtg Shs     COM              579780206      299 7750.0000SH       SOLE                7750.0000
McDonald's Corporation         COM              580135101      473 14749.0000SH      SOLE               14749.0000
Merck & Co Inc Com             COM              589331107     1523 47384.0348SH      SOLE               47134.0348          250.0000
Mercury Genl Corp New Com      COM              589400100      851 14200.0000SH      SOLE               14100.0000          100.0000
Microsoft Corp Com             COM              594918104     1206 45136.9225SH      SOLE               44886.9225          250.0000
Mitsubishi Tokyo Fin Grp ADR   COM              606816106      621 60800.0000SH      SOLE               60800.0000
News Corp Cl B                 COM              65248E203      540 28100.0000SH      SOLE               28100.0000
Nextel Communications Inc-A    COM              65332V103      672 22400.0000SH      SOLE               22400.0000
Nokia Corp - Spon ADR          COM              654902204      242 15415.0000SH      SOLE               15315.0000          100.0000
Northern Trust Corp            COM              665859104      291 6000.0000SH       SOLE                6000.0000
Pfizer Inc Com                 COM              717081103      713 26532.0000SH      SOLE               26395.0000          137.0000
Philips Electronics-NY Shr     COM              500472303      326 12300.0000SH      SOLE               12300.0000
Pier 1 Imports Inc             COM              720279108      499 25350.0000SH      SOLE               25350.0000
Plum Creek Timber Co Inc       COM              729251108     1416 36825.0000SH      SOLE               36825.0000
RLI Corp Com                   COM              749607107     3222 77516.2500SH      SOLE               76596.2500          920.0000
Reebok Intl Ltd Com            COM              758110100      220 5000.0000SH       SOLE                5000.0000
Scientific-Atlanta Inc         COM              808655104      256 7745.0000SH       SOLE                7745.0000
Shaw Communications Inc B      COM              82028K200     1337 73125.0000SH      SOLE               73125.0000
Six Flags Inc                  COM              83001P109     1003 186750.0000SH     SOLE              186750.0000
Sony Corp Spons ADR            COM              835699307      619 15885.0000SH      SOLE               15885.0000
Symantec Corp                  COM              871503108      322 12500.0000SH      SOLE               12500.0000
Taiwan Semiconductor Sp ADR    COM              874039100      266 31309.0000SH      SOLE               31309.0000
Telefonos De Mexico-Sp ADR L   COM              879403780      374 9750.0000SH       SOLE                9750.0000
Texas Instruments Inc          COM              882508104      817 33165.0000SH      SOLE               33165.0000
The DirecTV Group Inc          COM              25459L106     1597 95387.0000SH      SOLE               95387.0000
Time Warner Inc                COM              887317105      719 36957.0000SH      SOLE               36957.0000
UST Inc Com                    COM              902911106      459 9550.0000SH       SOLE                9550.0000
UTSTARCOM Inc                  COM              918076100      247 11150.0000SH      SOLE               11150.0000
UnitedHealth Group Inc         COM              91324P102     1015 11530.0000SH      SOLE               11530.0000
Waste Management Inc Com       COM              94106L109     1138 38010.0000SH      SOLE               38010.0000
Wells Fargo & Co New Com       COM              949746101      240 3860.0000SH       SOLE                3860.0000
Yankee Candle Co               COM              984757104      359 10825.0000SH      SOLE               10825.0000